Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Sector Funds, Inc.
Entity Central Index Key	0000352665
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
PGIM Jennison Financial Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class A
Trading Symbol	PFSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 142,242,904
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Financial Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class C
Trading Symbol	PUFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S .
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$110	2.23%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.23%
Net Assets	$ 142,242,904
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Financial Services Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R
Trading Symbol	PSSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$80	1.62%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%
Net Assets	$ 142,242,904
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Financial Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class Z
Trading Symbol	PFSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Financial Services Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 142,242,904
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Financial Services Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Financial Services Fund
Class Name	Class R6
Trading Symbol	PFSQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2025 to May 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 142,242,904
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 142,242,904
Number of fund holdings	34
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Diversified Banks	22.4%
Regional Banks	15.7%
Transaction & Payment Processing Services	15.5%
Investment Banking & Brokerage	14.3%
Asset Management & Custody Banks	8.0%
Life & Health Insurance	6.8%
Insurance Brokers	4.8%
Property & Casualty Insurance	4.4%
Financial Exchanges & Data	2.7%
Affiliated Mutual Fund - Short Term Investment (1.9% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Reinsurance	2.3%
Mortgage REITs	1.5%
Consumer Finance	0.8%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

PGIM Jennison Health Sciences Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class A
Trading Symbol	PHLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE
FUND
COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 1,386,553,307
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Health Sciences Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class C
Trading Symbol	PHLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST
SIX
MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$98	1.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
Net Assets	$ 1,386,553,307
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Health Sciences Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R
Trading Symbol	PJHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$74	1.50%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Net Assets	$ 1,386,553,307
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Health Sciences Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class Z
Trading Symbol	PHSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Health Scienc es Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 1,386,553,307
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Health Sciences Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Health Sciences Fund
Class Name	Class R6
Trading Symbol	PHLQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Health Sciences Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 1,386,553,307
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 1,386,553,307
Number of fund holdings	55
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Biotechnology	37.6%
Pharmaceuticals	31.4%
Life Sciences Tools & Services	12.6%
Health Care Equipment	6.1%
Managed Health Care	5.9%
Affiliated Mutual Fund - Short Term Investment (1.3% represents investments purchased with collateral from securities on loan)	3.5%
Health Care Services	2.5%
Health Care Supplies	1.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Utility Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class A
Trading Symbol	PRUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 3,321,093,574
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Utility Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class C
Trading Symbol	PCUFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$79	1.60%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
Net Assets	$ 3,321,093,574
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Utility Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R
Trading Symbol	JDURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 3,321,093,574
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Utility Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class Z
Trading Symbol	PRUZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 3,321,093,574
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

PGIM Jennison Utility Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Utility Fund
Class Name	Class R6
Trading Symbol	PRUQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 3,321,093,574
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 3,321,093,574
Number of fund holdings	31
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Electric Utilities	59.9%
Multi-Utilities	27.6%
Independent Power Producers & Energy Traders	7.8%
Affiliated Mutual Fund - Short Term Investment (1.7% represents investments purchased with collateral from securities on loan)	2.6%
Gas Utilities	2.3%
Construction & Engineering	0.7%
Renewable Electricity	0.5%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%